Investment Objectives and Goals	Dec. 31, 2025
Nuveen Life Growth Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Life Growth Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.
Nuveen Life Core Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Life Core Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities.
Nuveen Life International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Life International Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.
Nuveen Life Large Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Life Large Cap Value Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.
Nuveen Life Real Estate Securities Select Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Life Real Estate Securities Select Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The Fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

Nuveen Life Small Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Life Small Cap Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.
Nuveen Life Large Cap Responsible Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Life Large Cap Responsible Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The Fund seeks a favorable long-term total return that reflects the investment performance of the U.S. equity markets, as represented by the benchmark index, while giving special consideration to certain environmental, social and governance (“ESG”) criteria.

Nuveen Life Stock Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Life Stock Index Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets.
Nuveen Life Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Life Core Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks total return, primarily through current income.
Nuveen Life Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Life Balanced Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Nuveen Life Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Life Money Market Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks current income consistent with maintaining liquidity and preserving capital.